ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - Dec. 31, 2014 - USD ($)	Total
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities	$ 2,415,000
Common stock, Shares issued	1,836,000
Trading of shares at fair value	$ 4,349,000
Loss on extinguishment	$ 1,934,000